Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets
	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Prepaid expenses	90,051	-
Balances with government authorities	262,339	503,171
Advance to suppliers	1,397,261	1,063,201
Advance to staff	8,669	3,380
TDS Receivables	458,076	368,575
Other receivables – Unbilled Revenue	1,191,864	-
	3,408,260	1,938,327